Description of Business and Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018	Aug. 31, 2019	Mar. 20, 2019
Segment Reporting Information [Line Items]
Goodwill and Intangible Asset Impairment	$ 4,953	$ 0	$ 0
ESPN
Segment Reporting Information [Line Items]
Effective ownership interest	80.00%
National Geographic
Segment Reporting Information [Line Items]
Effective ownership interest	73.00%
Hong Kong Disneyland Resort
Segment Reporting Information [Line Items]
Effective ownership interest	48.00%
Shanghai Disney Resort
Segment Reporting Information [Line Items]
Effective ownership interest	43.00%
International Channels
Segment Reporting Information [Line Items]
Goodwill and Intangible Asset Impairment	$ 5,000
Regional Sports Networks
Segment Reporting Information [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				$ 11,000
Hulu LLC
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	67.00%	67.00%			60.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					30.00%
A&E
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	50.00%
Tata Sky Limited
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	30.00%
Equity Interest Held by TFCF | Hulu LLC
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest					30.00%